The effects from exchange variation on the Company’s transactions are mainly due to the variations in the following currencies: (Details) - Number	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
U.S. Dollar - Brazilian Real
Disclosure of subsidiaries [line items]
End of period exchange rate	5.4394		5.1967
[custom:ClosingForeignExchangeRateVariations]	4.67%
Average foreign exchange rate	5.3317	5.0793
[custom:AverageForeignExchangeRateVariations]			4.97%
Euro - Brazilian Real
Disclosure of subsidiaries [line items]
End of period exchange rate	6.2983		6.3779
[custom:ClosingForeignExchangeRateVariations]	(1.25%)
Average foreign exchange rate	6.3768	5.7207
[custom:AverageForeignExchangeRateVariations]			11.47%
Mexican Peso - Brazilian Real
Disclosure of subsidiaries [line items]
End of period exchange rate	0.2646		0.2610
[custom:ClosingForeignExchangeRateVariations]	1.38%
Average foreign exchange rate	0.2649	0.2328
[custom:AverageForeignExchangeRateVariations]			13.78%
U.S. Dollar - Mexican Peso
Disclosure of subsidiaries [line items]
End of period exchange rate	20.5710		19.9240
[custom:ClosingForeignExchangeRateVariations]	3.25%
Average foreign exchange rate	20.1366	21.8263
[custom:AverageForeignExchangeRateVariations]			(7.74%)
U.S. Dollar - Euro
Disclosure of subsidiaries [line items]
End of period exchange rate	0.8562		0.8166
[custom:ClosingForeignExchangeRateVariations]	4.84%
Average foreign exchange rate	0.8361	0.8903
[custom:AverageForeignExchangeRateVariations]			(6.09%)